STOCKHOLDERS’ EQUITY (DEFICIT)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Equity [Abstract]
STOCKHOLDERS’ EQUITY (DEFICIT)

NOTE 7 – STOCKHOLDERS’ EQUITY (DEFICIT)

Series A Preferred Stock

The Company is authorized to issue 1,000,000 shares of $0.001 par value Series A preferred stock (“Series A”). The holder of the Series A preferred stock is entitled to 80% of all voting rights available at the time of any vote. In the event of liquidation or dissolution of the Company, holders of Series A preferred stock are entitled to share ratably in all assets remaining after payment of liabilities and have no liquidation preferences. Holders of Series A preferred stock have a right to convert each share of Series A into five shares common stock. See below for discussion regarding issuance of Series A preferred stock.

Series B Preferred Stock

The Company is authorized to issue 260,000 shares of $0.001 par value Series B preferred stock (“Series A”). During September 2022, the Company increased the Series B preferred stock authorized shares to 560,000. The holder of the Series B preferred stock do not have voting rights. In the event of liquidation or dissolution of the Company, holders of Series B preferred stock are entitled to share ratably in all assets remaining after payment of liabilities and have no liquidation preferences. Holders of Series B preferred stock have a right to convert in the pro rata portion of exactly ten percent of the issued and outstanding common stock of the Company.

Common Stock

The Company is authorized to issue 50,000,000 shares of $0.001 par value common stock. The holders of common stock are entitled to one vote per share on all matters submitted to a vote of stockholders.

During the three months ended March 31, 2022 the Company sold 314,644 shares of common stock to various investors at prices ranging from $0.50 to $1.50 per share resulting in gross proceeds of $471,967. As of the three months ended March 31, 2022 there were no subscriptions receivable related to these sales. Offering costs related to the sale of these shares amounted to $19,246 as of March 31, 2022 During the three months ended March 31, 2023 the Company sold 30,000 shares of common stock at $2.50 per share resulting in proceeds of $75,000. In connection with the sale, the Company issued warrants to purchase 75,000 shares of common stock at an exercise price of $5.00. The warrants vested upon issuance and expire in 2 years.

NOTE 7 – STOCKHOLDERS’ EQUITY (DEFICIT)

Series A Preferred Stock

The Company is authorized to issue 1,000,000 shares of $0.001 par value Series A preferred stock (“Series A”). The holder of the Series A preferred stock is entitled to 80% of all voting rights available at the time of any vote. In the event of liquidation or dissolution of the Company, holders of Series A preferred stock are entitled to share ratably in all assets remaining after payment of liabilities and have no liquidation preferences. Holders of Series A preferred stock have a right to convert each share of Series A into five shares common stock. See below for discussion regarding issuance of Series A preferred stock.

Series B Preferred Stock

The Company was authorized to issue 260,000 shares of $0.001 par value Series B preferred stock (“Series B”). During September 2022, the Company increased the Series B preferred stock authorized shares to 560,000. The holder of the Series B preferred stock do not have voting rights. In the event of liquidation or dissolution of the Company, holders of Series B preferred stock are entitled to share ratably in all assets remaining after payment of liabilities and have no liquidation preferences. Holders of Series B preferred stock have a right to convert in the pro rata portion of exactly ten percent of the issued and outstanding common stock of the Company.

During 2020, the Company sold 260,000 shares of Series B preferred stock to various investors at $2.50 per share resulting in gross proceeds of $650,000. As of December 31, 2020, subscriptions receivable related to these were In 2021, the Company received the $400,000, which $200,000 was paid to an entity controlled by the Company’s Chief Executive Officer. The $200,000 has been classified as officer compensation on the accompanying statements of operations.

See below for an additional issuance in 2022.

Common Stock

The Company is authorized to issue 50,000,000 shares of $0.001 par value common stock. The holders of common stock are entitled to one vote per share on all matters submitted to a vote of stockholders.

During the year ended December 31, 2022, the Company issued 443,143 shares of common stock to consultants for management guidance, market research, investor reports, capital raising services, etc. During the year ended December 31, 2022, the Company recorded $451,081 in stock-based compensation. The Company valued the shares based upon the recent sales of common stock. In connection with one of these issuances, the Company recorded a prepaid of $557,054 and is amortizing over the term of the agreement of one year. As of December 31, 2022, the prepaid was $235,375. In addition, this same agreement contains provisions for which additional shares would be issued. These provisions include 10% commission on all gross sales introduced by the consultant, 3% of an equity interest in the Company for introduction which results in a $5.0 million investment and an additional 3% equity interest for introduction which results in $15.0 million investment.

During the year ended December 31, 2022, the Company issued 740,000 shares of common stock and 300,000 shares of Series B preferred stock to two employees for services rendered. One of the individuals is a significant shareholder and the sole shareholder of the Series B preferred stock. The Company recorded $1,810,000 as stock-based compensation, within general and administrative expense, in connection with the issuances, during the year ended December 31, 2022, respectively. The Company valued the shares based upon the recent sales of common stock.

During the year ended December 31, 2022 the Company sold shares of common stock to various investors at $1.50 per share resulting in gross proceeds of $1,265,615. Offering costs related to the sale of these shares amounted to $28,685 As of December 31, 2022, there were no subscriptions receivable related to these sales.

During the year ended December 31, 2021, the Company sold 984,701 shares of common stock to various investors at prices ranging from $0.50 to $1.50 per share resulting in gross proceeds of $1,412,050. Offering costs of $68,499 were offset against the gross proceeds. As of December 31, 2021, there was a subscription receivable of $1,500 related to these sales.